AAM Transformers ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 11.9%
500	Alphabet, Inc. - Class A (a)	$58,160
1,620	Angi, Inc. (a)	8,424
525	Bilibili, Inc. - ADR (a)	12,831
290	Bumble, Inc. - Class A (a)	10,997
345	Cargurus, Inc. (a)	8,380
590	Kanzhun, Ltd. - ADR (a)	13,871
445	Match Group, Inc. (a)	32,623
305	Meta Platforms, Inc. - Class A (a)	48,525
310	NetEase, Inc. - ADR	28,824
455	Pinterest, Inc. - Class A (a)	8,863
295	ROBLOX Corporation - Class A (a)	12,664
405	Sea, Ltd. - ADR (a)	30,910
2,535	Snap, Inc. - Class A (a)	25,046
290	Take-Two Interactive Software, Inc. (a)	38,492
910	Twitter, Inc. (a)	37,865
215	ZoomInfo Technologies, Inc. (a)	8,146
		384,621
	Consumer Discretionary - 17.8%
475	Amazon.com, Inc. (a)	64,101
435	BYD Company, Ltd. - ADR	31,772
1,010	Coupang, Inc. (a)	17,463
540	DoorDash, Inc. - Class A (a)	37,665
110	Etsy, Inc. (a)	11,409
910	Fisker, Inc. (a)	8,718
655	Global-e Online, Ltd. (a)	14,908
485	Li Auto, Inc. - ADR (a)	15,927
1,970	Lucid Group, Inc. (a)	35,953
655	Meituan - ADR (a)	29,318
40	MercadoLibre, Inc. (a)	32,548
1,760	NIO, Inc. - ADR (a)	34,725
625	Pinduoduo, Inc. - ADR (a)	30,631
3,200	Prosus NV - ADR	41,536
1,215	Rivian Automotive, Inc. - Class A (a)	41,675
390	Sonos, Inc. (a)	8,623
1,160	Tata Motors, Ltd. - ADR (a)	33,083
80	Tesla, Inc. (a)	71,316
530	XPeng, Inc. - ADR (a)	12,948
		574,319
	Energy - 0.2%
410	Archaea Energy, Inc. (a)	6,716

	Industrials - 8.2%
90	AeroVironment, Inc. (a)	7,798
1,095	Airbus SE - ADR	29,423
85	Axon Enterprise, Inc. (a)	9,366
485	Bloom Energy Corporation - Class A (a)	9,812
265	Boeing Company (a)	42,217
605	ChargePoint Holdings, Inc. (a)	9,142
50	Chart Industries, Inc. (a)	9,754
555	Energy Vault Holdings, Inc. (a)	2,470
155	Hexcel Corporation	9,379
240	Howmet Aerospace, Inc.	8,911
315	Kornit Digital, Ltd. (a)	8,571
130	MTU Aero Engines AG - ADR	12,515
495	Plug Power, Inc. (a)	10,563
1,805	Rocket Lab USA, Inc. (a)	8,429
1,230	Safran SA - ADR	33,727
575	Shoals Technologies Group, Inc. - Class A (a)	13,587
275	Spirit AeroSystems Holdings, Inc. - Class A	9,025
330	Sunrun, Inc. (a)	10,788
200	Techtronic Industries Company, Ltd. - ADR	11,106
125	Vicor Corporation (a)	9,120
		265,703
	Information Technology - 58.6% (b)
135	Adobe, Inc. (a)	55,366
2,050	Adyen NV - ADR (a)	36,941
350	Affirm Holdings, Inc. (a)	9,394
350	Allegro MicroSystems, Inc. (a)	8,690
210	Amadeus IT Group SA - ADR (a)	12,224
105	Ambarella, Inc. (a)	9,088
475	Amplitude, Inc. - Class A (a)	7,020
400	Apple, Inc.	65,004
225	AppLovin Corporation - Class A (a)	7,996
355	Arista Networks, Inc. (a)	41,404
395	Asana, Inc. - Class A (a)	7,631
165	Atlassian Corporation plc - Class A (a)	34,538
175	Autodesk, Inc. (a)	37,856
70	Bill.com Holdings, Inc. (a)	9,456
440	Block, Inc. (a)	33,466
250	Braze, Inc. - Class A (a)	10,868
230	Calix, Inc. (a)	13,119
385	Canadian Solar, Inc. (a)	14,203
1,755	Chindata Group Holdings, Ltd. - ADR (a)	12,531
160	Cloudflare, Inc. - Class A (a)	8,051
185	Cognex Corporation	9,431
410	Confluent, Inc. - Class A (a)	10,435
125	Coupa Software, Inc. (a)	8,178
225	Crowdstrike Holdings, Inc. - Class A (a)	41,310
90	CyberArk Software, Ltd. (a)	11,712
350	Datadog, Inc. - Class A (a)	35,704
425	Digital Turbine, Inc. (a)	8,530
185	DigitalOcean Holdings, Inc. (a)	7,581
215	Dynatrace, Inc. (a)	8,090
125	Elastic NV (a)	9,986
185	Enphase Energy, Inc. (a)	52,573
25	EPAM Systems, Inc. (a)	8,731
120	First Solar, Inc. (a)	11,900
85	Five9, Inc. (a)	9,190
455	Flywire Corporation (a)	10,674
620	Fortinet, Inc. (a)	36,983
460	GDS Holdings Ltd. - ADR (a)	12,733
215	Gitlab, Inc. - Class A (a)	12,341
65	Globant SA (a)	12,951
260	HashiCorp, Inc. - Class A (a)	9,422
25	HubSpot, Inc. (a)	7,700
140	II-VI, Inc. (a)	7,370
140	Intuit, Inc.	63,864
4,550	ironSource, Ltd. - Class A (a)	17,745
205	JinkoSolar Holding Company, Ltd. - ADR (a)	13,596
465	Lasertec Corporation - ADR (a)	13,153
170	Lattice Semiconductor Corporation (a)	10,455
105	Lumentum Holdings, Inc. (a)	9,498
805	Marqeta, Inc. - Class A (a)	7,720
625	Marvell Technology, Inc.	34,800
160	Mastercard, Inc. - Class A	56,606
220	MaxLinear, Inc. (a)	8,890
525	Micron Technology, Inc.	32,477
215	Microsoft Corporation	60,359
110	Monday.com, Ltd. (a)	11,300
30	MongoDB, Inc. (a)	9,374
80	Monolithic Power Systems, Inc.	37,178
310	NVIDIA Corporation	56,305
90	Okta, Inc. (a)	8,861
105	Onto Innovation, Inc. (a)	8,741
785	Pagseguro Digital, Ltd. - Class A (a)	8,517
990	Palantir Technologies, Inc. - Class A (a)	10,247
70	Palo Alto Networks, Inc. (a)	34,937
30	Paycom Software, Inc. (a)	9,915
50	Paylocity Holding Corporation (a)	10,297
425	PayPal Holdings, Inc. (a)	36,775
105	Power Integrations, Inc.	8,926
190	Procore Technologies, Inc. (a)	9,823
320	Pure Storage, Inc. - Class A (a)	9,072
125	Rapid7, Inc. (a)	7,996
140	RingCentral, Inc. - Class A (a)	6,929
1,160	Sabre Corporation (a)	7,134
315	Salesforce, Inc. (a)	57,966
765	Samsara, Inc. - Class A (a)	11,062
370	SentinelOne, Inc. - Class A (a)	9,195
75	ServiceNow, Inc. (a)	33,500
195	Shift4 Payments, Inc. - Class A (a)	7,104
900	Shopify, Inc. - Class A (a)	31,347
60	Silicon Laboratories, Inc. (a)	8,849
40	SiTime Corporation (a)	7,439
230	Smartsheet, Inc. (a)	6,914
285	Snowflake, Inc. - Class A (a)	42,724
45	SolarEdge Technologies, Inc. (a)	16,206
85	Splunk, Inc. (a)	8,832
680	Sprinklr, Inc. - Class A (a)	7,711
165	Sprout Social, Inc. - Class A (a)	8,597
435	Squarespace, Inc. - Class A (a)	9,252
1,080	StoneCo, Ltd. - Class A (a)	10,346
340	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	30,083
355	TaskUS, Inc. - Class A (a)	7,466
170	Tenable Holdings, Inc. (a)	6,571
80	Teradyne, Inc.	8,071
530	Toast, Inc. - Class A (a)	8,469
720	Trade Desk, Inc. - Class A (a)	32,400
85	Twilio, Inc. - Class A (a)	7,208
465	UiPath, Inc. - Class A (a)	8,523
210	Unity Software, Inc. (a)	7,852
70	Universal Display Corporation	8,082
215	Wix.com, Ltd. (a)	12,756
120	Wolfspeed, Inc. (a)	9,996
225	Workday, Inc. - Class A (a)	34,898
235	Zscaler, Inc. (a)	36,439
		1,895,719
	Materials - 1.5%
145	Albemarle Corporation	35,425
2,410	Ginkgo Bioworks Holdings, Inc. (a)	6,893
315	Livent Corporation (a)	7,840
		50,158
	Utilities - 1.7%
380	Atlantica Sustainable Infrastructure plc	13,551
120	NextEra Energy Partners LP	9,929
105	Ormat Technologies, Inc.	9,087
1,790	ReNew Energy Global plc - Class A (a)	12,154
415	Sunnova Energy International, Inc. (a)	10,798
		55,519
	TOTAL COMMON STOCKS (Cost $3,036,609)	3,232,755

	SHORT-TERM INVESTMENTS - 0.1%
2,206	Invesco Government & Agency Portfolio, Institutional Class - 1.88% (c)	2,206
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,206)	2,206
	TOTAL INVESTMENTS (Cost $3,038,815) - 100.0%	3,234,961
	Liabilities in Excess of Other Assets - 0.0%	(208)
	NET ASSETS - 100.0%	$3,234,753

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of July 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

AAM Transformers ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,232,755	$-	$-	$3,232,755
Short-Term Investments	2,206	-	-	2,206
Total Investments in Securities	$3,234,961	$-	$-	$3,234,961

^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.